Dividends - Total coupons on capital securities classified as equity (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) SGD / shares	Dec. 31, 2017 USD ($) € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SGD
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 62.00			$ 62.00	$ 62.00
Dividends on other equity instruments	$ 90,000,000			$ 90,000,000	$ 90,000,000
8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000
Other equity instruments interest rate	8.125%	8.125%	8.125%			8.125%	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800,000,000	$ 3,800,000,000	$ 3,800,000,000
Other equity instruments interest rate	8.00%	8.00%	8.00%			8.00%	8.00%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%			5.625%	5.625%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%			6.875%	6.875%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%			5.25%	5.25%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
SGD 1000m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | SGD							SGD 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%			4.70%	4.70%
Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,268,000,000			1,090,000,000	860,000,000
Other equity interest | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 2.032
Dividends on other equity instruments	$ 179,000,000			179,000,000	179,000,000
Other equity interest | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 2.000
Dividends on other equity instruments	$ 304,000,000			304,000,000	304,000,000
Other equity interest | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 56.250
Dividends on other equity instruments	$ 84,000,000			84,000,000	70,000,000
Other equity interest | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 138,000,000			69,000,000	0
Other equity interest | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 143,000,000			143,000,000	143,000,000
Other equity interest | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 156,000,000			156,000,000	78,000,000
Other equity interest | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 90,000,000			0	0
Other equity interest | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares			$ 52.500
Dividends on other equity instruments	89,000,000			88,000,000	86,000,000
Other equity interest | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares			$ 60.000
Dividends on other equity instruments	68,000,000			67,000,000	0
Other equity interest | SGD 1000m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | SGD / shares		$ 47.000
Dividends on other equity instruments	17,000,000			$ 0	$ 0
Capital Securities Classified As Equity
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	25	$ 25	$ 25
Capital Securities Classified As Equity | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000
Other equity instruments interest rate	8.125%	8.125%	8.125%			8.125%	8.125%
Capital Securities Classified As Equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800,000,000	$ 3,800,000,000	$ 3,800,000,000
Other equity instruments interest rate	8.00%	8.00%	8.00%			8.00%	8.00%
Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	$ 1,000	$ 1,000	$ 1,000
Contingent Convertible Securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%			5.625%	5.625%
Contingent Convertible Securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%			6.875%	6.875%
Contingent Convertible Securities | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
Contingent Convertible Securities | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
Contingent Convertible Securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
Contingent Convertible Securities | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%			5.25%	5.25%
Contingent Convertible Securities | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%